Fair Value Measurements (Details) - EBP 002 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	$ 2,419,300	$ 2,060,748
EBP, retirement age | year	59.5
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	$ 249,503	847,904
Level 1 | Employer-related common stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	141,714	140,615
Level 1 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	0	0
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	107,789	707,289
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	2,169,797	1,212,844
Level 2 | Employer-related common stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	0	0
Level 2 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	2,169,797	1,212,844
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	2,419,300	2,060,748
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Employer-related common stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	141,714	140,615
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	2,169,797	1,212,844
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	$ 107,789	$ 707,289